TRADE AND OTHER PAYABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
TRADE AND OTHER PAYABLES

Note 7 – TRADE AND OTHER PAYABLES

As of June 30, 2021, and December 31, 2020, trade and other payables consist of the following:

	June 30, 2021	December 31, 2020
Accounts payable and accrued expenses	$897,812	$1,519,379
Accrued interest	102,192	148,682
Other liabilities	1,847	118,252
Total payables	$1,001,851	$1,786,313

Note 7 – TRADE AND OTHER PAYABLES

As of December 31, 2020, and 2019, trade and other payables consist of the following:

	December 31, 2020	December 31, 2019
Accounts payable and accrued expenses	$1,519,379	$1,334,685
Accrued interest	148,682	992,755
Other liabilities	118,252	17,893
Total trade and other payables	$1,786,313	$2,345,333